                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 6/30/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:PAR Capital Management, Inc.

Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gina DiMento
Title: Vice President
Phone: 617-526-8990


Signature, Place, and Date of Signing:

Gina DiMento                      Boston, MA                     8-14-06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:

                                                   0
Number of Other Included Managers:      _____________
                                                 118
Form 13F Information Table Entry Total: _____________
                                           1,858,264
Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                                    FORM 13F

                                                                                                                 (SEC USE ONLY)

As of June 30, 2006                                    Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

ITEM 1:                     ITEM 2:        ITEM 3:    ITEM 4:        ITEM 5:           ITEM 6:          ITEM 7:  ITEM 8
                                                                                       INVESTMENT
                                                                                       DISCRET
                                                                                         (B)                      VOTING
                                                                    SHARES OF          SHARED-            MANA-   AUTHO-
                                                                             SHR/         AS              GERS    RITY
                                                      FAIR         PRINC-    PRN/       DEFINED    (c)     SEE   (SHARES)
                            TITLE OF       CUSIP      MARKET        PAL      PUT/  (A)    IN      SHRED-  INSTR.   (A)    (B)   (C)
NAME OF ISSUER               CLASS         NUMBER     VALUE        AMOUNT    CALL  SOLE  INSTR. V  OTHER   V      SOLE   SHARED NONE
--------------              --------       --------   -----        ------    ----  ---- --------- ------- ------  ------ ------ ----
ABB Ltd -SPON ADR           Common         000375204      2612088    201550  SHR    X                              201550
Alpha Natural Resources     Common         02076X102      1381248     70400  SHR    X                               70400
Akamai Technlologies Inc    Common         00971T101   1165209.43     32197  SHR    X                               32197
AmDocs Limited              Common         G02602103      1830000     50000  SHR    X                               50000
Alaska Air Group Inc.       Common         011659109      8081100    205000  SHR    X                              205000
AMR Corp                    Common         001765106    165385062   6506100  SHR    X                             6506100
AMR Corp                    Common         001765106      23005.1       905  SHR    X                                 905
Apollo Group Inc            Common         037604105      5167000    100000  SHR    X                              100000
Applied Materials Inc       Common         038222105       814000     50000  SHR    X                               50000
Atmel Corp                  Common         049513104      1110000    200000  SHR    X                              200000
Bally Technologies Inc      Common         05874B107      9180378    557400  SHR    X                              557400
Bank of America Corp        Common         060505104      9620000    200000  SHR    X                              200000
Birch Mountain Resources    Common         09066X109      1593102    319900  SHR    X                              319900
Bluefly Inc                 Common         096227103       890923    736300  SHR    X                              736300
Boyd Gaming Corporation     Common         103304101      1683012     41700  SHR    X                               41700
Broadwing Corporation       Common         11161E101       917010     88600  SHR    X                               88600
CKE Restaurants             Common         12561E105     13288000    800000  SHR    X                              800000
Cablevision Systems Corp    Class A Common 12686C109     22421685   1045300  SHR    X                             1045300
Carrier Access Corp         Common         144460102   1693795.24    204812  SHR    X                              204812
Catalina Marketing
 Corporation                Common         148867104     12807000    450000  SHR    X                              450000
Charter Communications      Class A Common 16117M107      1130000   1000000  SHR    X                             1000000
Charles Schwab Corporation  Common         808513105      1598000    100000  SHR    X                              100000
Citigroup Inc.              Common         172967101      4439000     92000  SHR    X                               92000
Cogent Communications       Common         19239V302    4234771.5    451950  SHR    X                              451950
Cohu Inc.                   Common         192576106   2216266.65    126283  SHR    X                              126283
Community Health Systems    Common         203668108     12862500    350000  SHR    X                              350000
Conagra Inc.                Common         205887102      4753650    215000  SHR    X                              215000
Conocophillips              Common         20825C104      2293550     35000  SHR    X                               35000
Continental Airlines Inc    Class B Common 210795308     48343050   1622250  SHR    X                             1622250
Credence Systems Corp       Common         225302108       645750    184500  SHR    X                              184500
Danka Business Systems      Common         002536448       560805    514500  SHR    X                              514500
DDI Corp                    Common         233162304      2398664    292520  SHR    X                              292520
Delta Air Lines Inc         Common         247361108      1312500   1750000  SHR    X                             1750000
Ebay Inc                    Common         278642103       732250     25000  SHR    X                               25000
E TRADE Group Inc.          Common         269246104     17115000    750000  SHR    X                              750000
Echostar Communications     Class A Common 278762109     24648000    800000  SHR    X                              800000
Electronic Game Card Inc.   Common         285716106       124000    400000  SHR    X                              400000
Emrise Corporation          Common         29246J101   1271364.02   1234334  SHR    X                             1234334
Employee Solutions          Common         292166105          175     70000  SHR    X                               70000
EMAK Worldwide Inc          Common         294724109       246840     51000  SHR    X                               51000
Espeed Inc.                 Common         296643109   2923971.61    351017  SHR    X                              351017
Expedia Inc                 Common         302125109     20236500   1350000  SHR    X                             1350000
ExpressJet Holdings Inc.    Common         30218U108   8291910.17   1199987  SHR    X                             1199987
Federal National
 Mortgage Assn              Common         313586109     12025000    250000  SHR    X                              250000
Formfactor Inc.             Common         346375108  19305420.58    432566  SHR    X                              432566
Gatx Corp                   Common         361448103      2176000     51200  SHR    X                               51200
Gaylord Entertainment Co    Common         367905106  32181183.36    737424  SHR    X                              737424
Getty Images Inc            Common         374276103      1905300     30000  SHR    X                               30000
Google Inc                  Common         38259P508     29353100     70000  SHR    X                               70000
Gtech Holdings Corp         Common         400518106     19768952    568400  SHR    X                              568400
Harris Interactive Inc.     Common         414549105      1140000    200000  SHR    X                              200000
Housevalues Inc             Common         44183Y102    3642338.7    525590  SHR    X                              525590
Innovo Group Inc.           Common         457954600       288558    351900  SHR    X                              351900
Web.com                     Common         94732Q100     11940000   2000000  SHR    X                             2000000
Intel Corp                  Class A Common 458140100      4442941    233839  SHR    X                              233839
JP Morgan Chase & Co.       Common         46625H100      2520000     60000  SHR    X                               60000
Kuhlman Company Inc         Common         501197107       119728    213800  SHR    X                              213800
LTWC Corporation            Common         522002104        7.714     15428  SHR    X                               15428
LTX Corporation             Common         502392103    643735.31     91831  SHR    X                               91831
Leadis Technology Inc.      Common         52171N103   2041864.56    369903  SHR    X                              369903
Lighting Science
 Group Corp                 Common         53224G103      1429.75      5719  SHR    X                                5719
Lithia Motors Inc           Class A Common 536797103    738868.08     24369  SHR    X                               24369
Lodgenet Entertainment
 Corporation                Common         540211109  21577994.05   1156997  SHR    X                             1156997
MRV Communications Inc.     Common         553477100       965655    310500  SHR    X                              310500
MAIR Holdings Inc.          Common         59066B102      7452000   1200000  SHR    X                             1200000
Maxim Intergrated Products
 Inc                        Common         57772K101      1775683     55300  SHR    X                               55300
Mediacom Communications     Common         58446K105      2983547    478900  SHR    X                              478900
Media Sciences Intl Inc     Common         58446X107       723912    166800  SHR    X                              166800
Microsoft Corp              Common         594918104     17591500    755000  SHR    X                              755000
Morgan Stanley Dean Witter
 Discover & Co              Common         617446448      2736993     43300  SHR    X                               43300
Monster Worldwide Inc       Common         611742107      8532000    200000  SHR    X                              200000
Mosys Inc                   Common         619718109      1569474    200700  SHR    X                              200700
Movie Gallery               Common         624581104      7787961   1254100  SHR    X                             1254100
Multimedia Games Inc.       Common         749938106      6584500    650000  SHR    X                              650000
Netbank Inc.                Common         640933107   2893259.07    436389  SHR    X                              436389
Netflix Com Inc             Common         64110L106     14965500    550000  SHR    X                              550000
Network Equipment
 Technologies               Common         641208103       464406    147900  SHR    X                              147900
Nintendo Co. LTD            Common         654445303      3655750    175000  SHR    X                              175000
Northwest Airlines Corp     Common         667280101      2441040   4359000  SHR    X                             4359000
Ohio Art Co                 Common         677143109       247050     40500  SHR    X                               40500
Opentv Corp                 Common         675431016       260550     67500  SHR    X                               67500
Partnerre Ltd               Common         G6852T105      1281000     20000  SHR    X                               20000
Peets Coffee & Tea Inc.     Common         705560100      9057000    300000  SHR    X                              300000
Penn National Gaming Inc.   Common         707569109     31024000    800000  SHR    X                              800000
Planetout Inc.              Common         727058109      3228393    461199  SHR    X                              461199
Priceline Inc.              Common         741503403  115042756.7   3852738  SHR    X                             3852738
Pure Cycle Corp New         Common         746228303  21385074.69   1996739  SHR    X                             1996739
Qiagen NV                   Common         007994915      2744000    200000  SHR    X                              200000
Republic Airways Holdings
 Inc.                       Common         760276105      8510000    500000  SHR    X                              500000
Sabre Holdings Corporation  Class A Common 785905100     75570000   3435000  SHR    X                             3435000
Sapient Corp                Common         803062108    1996075.4    376618  SHR    X                              376618
Satyam Computer Svcs Ltd    Common         804098101      3337198    100700  SHR    X                              100700
Sepracor Inc                Common         917315104      3714100     65000  SHR    X                               65000
Sigmatel Inc                Common         82661W107     550452.3    133930  SHR    X                              133930
SLM Corporation             Common         78442P106      6720840    127000  SHR    X                              127000
Solectron Corp              Common         834182107       110808     32400  SHR    X                               32400
Southwest Airlines Co       Common         844741108      4092500    250000  SHR    X                              250000
Stats Chippac LTD ADR       Common         85771T104     14398000   2300000  SHR    X                             2300000
Sycamore Networks Inc.      Common         871206108       406000    100000  SHR    X                              100000
Synplicity Inc.             Common         87160Y108       587000    100000  SHR    X                              100000
Therma-Wave Inc             Common         88343A108   1230959.84    939664  SHR    X                              939664
Tivo Inc.                   Common         888706108  27508859.95   3847393  SHR    X                             3847393
TOPPS Co Inc.               Common         890786106       452100     55000  SHR    X                               55000
Triad Hospital Inc.         Common         89579K109     22758500    575000  SHR    X                              575000
UnitedHealth Group          Common         91324P102     44780000   1000000  SHR    X                             1000000
UAL Corporation             Common         902549807      4963200    160000  PUT    X                              160000
UAL Corporation             Common         902549807      4963200    160000  PUT    X                              160000
Universal Health Services,
 Inc.                       Class B Common 913903100     36438500    725000  SHR    X                              725000
US Airways Group            Common         90341W108  683224231.9  13518485  SHR    X                            13518485
Vaalco Energy Inc.          Common         91851C201      1026752    105200  SHR    X                              105200
Vivendi Universal ADR       Common         92851S204    939672.47     26917  SHR    X                               26917
Vonage Holdings Corp        Common         92886T102     34360000   4000000  SHR    X                             4000000
Walt Disney Co              Common         254687106      3512100    117070  SHR    X                              117070
Webzen Inc.                 Common         94846M102      1391000    260000  SHR    X                              260000
WMS Industries Inc.         Common         929297109      8217000    300000  SHR    X                              300000
WPT Enterprises Inc.        Common         98211W108      3010000    500000  SHR    X                              500000
XL Capital Ltd              Class A Common G98255105      1747050     28500  SHR    X                               28500
XO Holdings Inc             Common         98417K106       440000    100000  SHR    X                              100000
Zix Corp                    Common         98974P100        60396     71900  SHR    X                               71900

Total Long Equities                                    1858264057

                                     Page 4